Share-based Compensation	12 Months Ended
Dec. 31, 2025
Schedule of Share-Based Compensation Arrangements by Share-Based Payment Award [Table]
Share-based Compensation
11.
Share-based Compensation

2024 LTIP Plan

The Company granted 13,611,563 share options in the year ended December 31, 2024 including 11,679,174 share options issued to DBLP Sea Cow Ltd. (principal shareholder, and company owned by founder, chairman and CEO Dan Wagner). The share options issued to DBLP Sea Cow Ltd. vested on the date of grant. A total of 250,000 share options issued to consultants vested on the date of the grant. The remaining share options issued to executives and employees in 2024 have a three-year vesting period under a graded vesting profile.

Option holders have a 5-year period to exercise the options before they expire. Forfeitures are recognized in the period of occurrence.

Grants in 2024 under the 2024 LTIP
Expected term—years (1)	1 - 6.47
Current share value	$5.10
Expected volatility (2)	51.5% - 52.5%
Risk-free interest rate (3)	3.97% - 4.01%
Dividend yield (4)	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the end of the vesting term and the contractual period to exercise.
(2)
Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)
Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)
The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

Share option activity in the year

In August 2025, the Company granted 3,098,270 share options to the former employees of Groupby (refer to "Note 4 - Acquisitions"). "the Groupby share options". The Groupby share options have an exercise price of £.0001 and vesting period of 8 months.

Option holders have a 5-year period to exercise the options before they expire. Forfeitures are recognized in the period of occurrence.

The Company did not issue it's 2025 LTIP to directors, executives and employees until February 4, 2026.

The Company’s share option activity for the year ended December 31, 2025 was as follows:

	Number of share options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual life (years	Aggregate Intrinsic Value (In millions)
Outstanding as of December 31, 2024	23,636,916	£0.0001	6.1		$3.8
Issued to related parties	2,500,000	£0.0001	—
Issued to employees	3,098,270	£0.0001	5.2
Exercised by related parties	(14,364,174)	£0.0001	—
Exercised by employees	(1,333,215)	£0.0001	—
Cancelled/Forfeited	(630,455)	£0.0001	—
Outstanding as of December 31, 2025	12,907,342	£0.0001	3.6		$2.6
Vested and exercisable	5,254,232	£0.0001	3.5	$
Vested and expected to vest	12,907,342	£0.0001	3.6		$2.6

The weighted-average grant date fair-value per share of the options granted during the year December 31, 2025 and December 31, 2024 was $2.93 and $5.10, respectively. The total fair value of the options that vested during the year ended December 31, 2025 and December 31, 2024 was $14.2 million and $68.8 million, respectively.

As of December 31, 2025, the Company had $5.4 million of unrecognized share-based compensation expense related to share options. This cost is expected to be recognized over a weighted-average period of 0.5 years.

Amendment to Long-Term Incentive Plan

On December 12, 2025, the Company’s Board of Directors (the “Board”) approved an amendment (the “Plan Amendment”) to the Company’s existing Long Term Incentive Plan, including Annex 1 thereto (the “LTIP”), which was approved by the Company’s Remuneration Committee on December 18, 2025. The Plan Amendment (i) permits the Company to grant awards under the LTIP by unilateral deed of grant with participants being sent an award certificate, thereby enabling awards to be granted to participants without requiring their counter-signature and streamlining the grant process; (ii) amends the evergreen pool in Section 2.2 of the LTIP, to permit the Board, once per calendar year and at any time on or after January 1, 2025, to reserve an additional pool of up to 5% of the Company’s fully diluted issued and outstanding Equity Securities (as defined in the LTIP), as of a Board‑selected calculation date in the relevant calendar year; and (iii) clarifies that individuals employed or engaged directly or indirectly to provide services to the Company could be eligible to participate in Annex 1 of the LTIP.